Organization and principal activities (Tables)	12 Months Ended
Dec. 31, 2023
Organization and principal activities
Schedule of assets and liabilities and results of operations and cash flows of the VIE and its subsidiaries

	As of December 31,
	2022	2023
	RMB	RMB	US$
ASSETS:
Current assets:
Cash and cash equivalents	64,719	82,860	11,671
Restricted cash	132	132	19
Accounts and notes receivable, net	29,369	34,046	4,795
Prepayments and other current assets	21,656	16,457	2,318
Amounts due from the Company and its subsidiaries	236,093	214,042	30,147
Amounts due from related parties	255	—	—
Total current assets	352,224	347,537	48,950
Non-current assets:
Property and equipment, net	12,375	1,373	193
Operating lease right-of-use assets	31,336	4,081	575
Intangible assets, net	23,947	17,941	2,527
Goodwill	37,785	37,785	5,322
Long-term investments	103,144	79,031	11,131
Deferred tax assets	—	1,072	151
Other-non current assets	3,609	332	47
Total non-current assets	212,196	141,615	19,946
Total assets	564,420	489,152	68,896

LIABILITIES:
Current liabilities:
Short-term loan	5,000	—	—
Accounts payable	15,325	16,644	2,344
Deferred revenue and customer deposits	132,195	125,767	17,714
Operating lease liabilities	16,491	4,007	564
Accrued liabilities and other current liabilities	73,779	64,967	9,150
Amounts due to the Company and its subsidiaries	406,569	671,001	94,509
Total current liabilities	649,359	882,386	124,281
Non-current liabilities:
Amounts due to the Company and its subsidiaries	257,000	—	—
Deferred revenue	3,585	—	—
Operating lease liabilities	5,546	629	89
Deferred tax liabilities	4,824	3,994	563
Other non-current liabilities	2,076	563	79
Total non-current liabilities	273,031	5,186	731
Total liabilities	922,390	887,572	125,012

Summary of results of operations and cash flows of VIE and subsidiaries

The table sets forth the results of operations and cash flows of the VIE and its subsidiaries included in the Company’s consolidated statements of comprehensive loss and cash flows.

	For the years ended December 31,
	2021	2022	2023
	RMB	RMB	RMB	US$
Revenues	351,243	322,066	285,304	40,184
Cost of revenues	(83,259)	(97,270)	(82,495)	(11,619)
Net loss	(100,782)	(75,486)	(45,313)	(6,382)
Net cash provided by/(used in) operating activities	68,336	(113,809)	55,921	7,876
Net cash (used in)/provided by investing activities	(186)	29,682	22,120	3,116
Net cash provided by/(used in) financing activities	30,000	(65,000)	(59,900)	(8,437)